Submission	May 13, 2025
Submission [Line Items]
Central Index Key	0000921825
Registrant Name	First Industrial Realty Trust, Inc.
Registration File Number	333-287056
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES